Non-financial assets and liabilities - Summary of Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	$ 575,736	$ 577,183
Additions	50	37
Reclassifications	0
Exchange differences	(1)	1
Amortization charge	(3,959)	(1,485)
Closing net book amount	571,826	575,736
Cost
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	651,183
Closing net book amount	651,226	651,183
Accumulated amortization
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	(13,528)
Closing net book amount	(17,481)	(13,528)
Accumulated impairment
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	(61,919)
Closing net book amount	(61,919)	(61,919)
Goodwill
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	134,453	134,453
Additions	0	0
Reclassifications	0
Exchange differences	0	0
Amortization charge	0	0
Closing net book amount	134,453	134,453
Goodwill | Cost
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	134,453
Closing net book amount	134,453	134,453
Goodwill | Accumulated amortization
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	0
Closing net book amount	0	0
Goodwill | Accumulated impairment
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	0
Closing net book amount	0	0
Acquired licenses to patents
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	1,626	1,618
Additions	50	37
Reclassifications	0
Exchange differences	(1)	1
Amortization charge	(20)	(30)
Closing net book amount	1,655	1,626
Acquired licenses to patents | Cost
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	3,032
Closing net book amount	3,077	3,032
Acquired licenses to patents | Accumulated amortization
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	(1,406)
Closing net book amount	(1,422)	(1,406)
Acquired licenses to patents | Accumulated impairment
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	0
Closing net book amount	0	0
In-process research and development acquired
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	427,779	427,779
Additions	0	0
Reclassifications	(102,698)
Exchange differences	0	0
Amortization charge	0	0
Closing net book amount	325,081	427,779
In-process research and development acquired | Cost
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	489,698
Closing net book amount	387,000	489,698
In-process research and development acquired | Accumulated amortization
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	0
Closing net book amount	0	0
In-process research and development acquired | Accumulated impairment
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	(61,919)
Closing net book amount	(61,919)	(61,919)
Currently marketed products
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	11,878	13,333
Additions	0	0
Reclassifications	102,698
Exchange differences	0	0
Amortization charge	(3,939)	(1,455)
Closing net book amount	$ 110,637	11,878
Useful life measured as period of time, intangible assets other than goodwill	22 years
Currently marketed products | Cost
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	$ 24,000
Closing net book amount	126,696	24,000
Currently marketed products | Accumulated amortization
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	(12,122)
Closing net book amount	(16,059)	(12,122)
Currently marketed products | Accumulated impairment
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	0
Closing net book amount	$ 0	$ 0